Income Taxes (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Current taxes on profit for the year	$ 32,246	$ 30,515
Changes in estimates related to prior years	385	48
Total current tax expense (income) and adjustments for current tax of prior periods	32,631	30,563
Origination and reversal of temporary differences	(13,678)	3,216
Changes in estimates related to prior years	479	(728)
Effect of differences in tax rates	398	16
Effect of changes in tax rates	345	283
Deferred tax expense (income)	(12,456)	2,787
Total tax expense	$ 20,175	$ 33,350